Financial Assets And Liabilities - Summary of financial assets at fair value through profit or loss (Detail) - Argentina, Pesos - Currency risk [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclousre of Detailed Information About Currency Risk [Line Items]
Changes in exchange rate	10.00%	10.00%
Effect on profit or loss	$ 8,169	$ 38,108
Effect on profit or loss	(8,169)	(38,108)
Effect on equity	8,169	38,108
Effect on equity	$ (8,169)	$ (38,108)